Related Party Transactions (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Consulting Fees	$ 0.2	$ 0.1